Intangible assets - Movement of Goodwill (Parenthetical) (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of reconciliation of changes in goodwill [line items]
Impairment on Classification As Held for Sale for Kantar Group	£ 94.5
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment on Classification As Held for Sale for Kantar Group	£ 70.9	[1],[2]

[1]	Figures have been restated as described in the accounting policies.
[2]	Goodwill impairment of £70.9 million arose from the assessment of fair value less costs to sell of the Kantar group on classification as held for sale under IFRS 5.